Employee Retirement Plans (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Simple IRA Plan [Member]
Annual compensation	$ 5,000
Defined contribution plan, accrued liability	275,422	$ 264,675
Simple IRA Plan [Member] | Maximum [Member]
Annual compensation	11,500
401 (k) Plan [Member]
Employee contribution	19,500
401 (k) Plan [Member] | Maximum [Member]
Employee contribution	$ 6,500